INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2%
	APPAREL & TEXTILE PRODUCTS - 0.7%
2,256	Cie Financiere Richemont S.A.	$ 320,772
176	Hermes International	362,961
57,042	PRADA SpA	372,771
		1,056,504
	ASSET MANAGEMENT - 1.8%
15,459	3i Group plc	390,387
11,332	Brookfield Corporation	386,725
14,610	Franklin Resources, Inc.	390,671
4,860	Groupe Bruxelles Lambert S.A.	392,090
19,149	Investor A.B.	369,268
1,742	LPL Financial Holdings, Inc.	401,688
407	Partners Group Holding A.G.	440,105
		2,770,934
	AUTOMOTIVE - 1.7%
7,866	BorgWarner, Inc.	320,540
12,960	Cie Generale des Etablissements Michelin SCA	406,502
5,075	Continental A.G.	377,831
5,717	Denso Corporation	391,415
1,177	Ferrari N.V.	373,980
313,254	Geely Automobile Holdings Ltd.	389,054
1,625	Phinia, Inc.(a)	45,175
5,377	Toyota Industries Corporation	380,742
		2,685,239
	BANKING - 6.7%
1,107,798	Bank Mandiri Persero Tbk P.T.	438,418
1,061,853	Bank Rakyat Indonesia Persero Tbk P.T.	387,105
5,722	Commonwealth Bank of Australia	378,847
32,256	Credit Agricole S.A.	407,916
15,727	Danske Bank A/S	353,877
7,303	East West Bancorp, Inc.	404,148
34,682	First Horizon Corporation	435,259
46,243	Grupo Financiero Banorte S.A.B. de C.V.	392,507
36,289	Huntington Bancshares, Inc.	402,445
16,555	ICICI Bank Ltd. - ADR	383,579

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	BANKING - 6.7% (Continued)
146,121	Intesa Sanpaolo SpA	$ 391,897
21,191	KakaoBank Corporation	421,586
5,486	KBC Group N.V.	360,456
3,151	M&T Bank Corp.	394,033
3,230	Macquarie Group Ltd.	371,556
190,017	Malayan Banking Bhd	373,193
21,759	National Australia Bank Ltd.	408,307
10,787	OTP Bank Nyrt	440,638
43,084	Powszechna Kasa Oszczednosci Bank Polski S.A.	390,011
412,022	Public Bank Bhd	375,736
21,563	Regions Financial Corporation	395,465
32,773	Skandinaviska Enskilda Banken A.B.	386,800
40,581	Standard Bank Group Ltd.	415,203
1,583	SVB Financial Group(a)	127
45,710	Svenska Handelsbanken A.B., A Shares	381,482
22,708	Swedbank A.B., A Shares	402,739
18,462	United Overseas Bank Ltd.	388,470
		10,281,800
	BEVERAGES - 0.3%
6,640	Monster Beverage Corporation(a)	381,202

	BIOTECH & PHARMA - 2.5%
2,049	Alnylam Pharmaceuticals, Inc.(a)	405,333
16,016	Biohaven Ltd.(a)	292,933
3,292	Celltrion, Inc.	357,664
13,655	Chugai Pharmaceutical Company Ltd.	418,396
2,069	CSL Ltd.	366,704
3,713	Horizon Therapeutics plc(a)	418,604
6,147	Incyte Corporation(a)	396,666
4,013	Neurocrine Biosciences, Inc.(a)	436,975
3,332	Sarepta Therapeutics, Inc.(a)	403,205
4,319	UCB S.A.	387,993
		3,884,473

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CABLE & SATELLITE - 0.3%
4,852	Liberty Broadband Corporation - Series A(a)	$ 454,341

	CHEMICALS - 3.9%
2,136	Air Liquide S.A.	386,691
4,693	Akzo Nobel N.V.	382,080
1,747	Albemarle Corporation	347,146
5,568	CF Industries Holdings, Inc.	429,126
2,743,120	Chandra Asri Petrochemical Tbk P.T.	392,801
505	EMS-Chemie Holding A.G.	379,886
115	Givaudan S.A.	383,789
4,186	LyondellBasell Industries N.V., Class A	413,451
11,255	Mosaic Company (The)	437,257
8,212	Novozymes A/S, Class B	356,656
6,489	Nutrien Ltd.	410,967
2,601	PPG Industries, Inc.	368,718
4,291	RPM International, Inc.	427,984
3,652	Symrise A.G.	381,009
3,222	Westlake Corporation	422,018
		5,919,579
	COMMERCIAL SUPPORT SERVICES - 1.9%
770	Cintas Corporation	388,211
5,717	Edenred	364,965
6,135	Eurofins Scientific S.E.	378,337
2,494	Republic Services, Inc.	359,460
8,907	Rollins, Inc.	352,450
4,047	SGS S.A.	368,255
2,670	Waste Connections, Inc.	365,976
2,201	Waste Management, Inc.	345,073
		2,922,727
	CONSTRUCTION MATERIALS - 2.3%
3,342	Advanced Drainage Systems, Inc.	428,311
1,502	Carlisle Companies, Inc.	395,056
6,293	Cie de Saint-Gobain	410,748
6,944	CRH plc	400,201

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	CONSTRUCTION MATERIALS - 2.3% (Continued)
5,684	Holcim Ltd.	$ 376,810
826	Martin Marietta Materials, Inc.	368,735
41,920	Siam Cement PCL (The)	374,596
1,338	Sika A.G.	379,278
1,692	Vulcan Materials Company	369,279
		3,503,014
	CONTAINERS & PACKAGING - 0.8%
38,613	Amcor plc	377,799
12,029	International Paper Company	420,053
2,898	Packaging Corp of America	432,091
		1,229,943
	DATA CENTER REIT - 0.3%
3,361	Digital Realty Trust, Inc.	442,710

	DIVERSIFIED INDUSTRIALS - 0.7%
10,507	Alfa Laval A.B.	369,719
2,593	Dover Corporation	384,542
1,529	Illinois Tool Works, Inc.	378,198
		1,132,459
	ELECTRIC UTILITIES – 5.9%
3,917,234	AC Energy Corporation(a)	346,738
18,555	AES Corporation (The)	332,691
7,273	Alliant Energy Corporation	364,886
10,105	Avangrid, Inc.	348,623
13,126	CenterPoint Energy, Inc.	366,084
49,174	CLP Holdings Ltd.	385,624
30,025	E.ON S.E.	370,711
78,349	EDP - Energias de Portugal S.A.	357,531
19,169	EDP Renovaveis S.A.	351,581
9,239	Emera, Inc.	346,267
17,847	Endesa S.A.	371,385
2,880,462	Enel Americas S.A.(a)	342,224
56,856	Enel SpA	383,070
23,029	Engie S.A.	372,032

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	ELECTRIC UTILITIES – 5.9% (Continued)
3,935	Entergy Corporation	$ 374,809
6,542	Evergy, Inc.	359,614
8,823	Fortis, Inc.	345,953
28,593	Fortum OYJ	384,673
288,735	Gulf Energy Development PCL	395,674
29,346	Iberdrola S.A.	348,955
16,362	SSE plc	337,123
178,633	Tenaga Nasional Bhd	378,948
44,926	Terna Rete Elettrica Nazionale SpA	371,418
4,775	Verbund A.G.	391,656
4,327	WEC Energy Group, Inc.	363,987
		9,092,257
	ELECTRICAL EQUIPMENT - 1.9%
2,355	AMETEK, Inc.	375,646
4,519	Amphenol Corporation, Class A	399,389
15,944	Assa Abloy A.B., Class B	359,605
146,721	Delta Electronics Thailand PCL	454,485
2,583	Generac Holdings, Inc.(a)	306,886
2,295	Keysight Technologies, Inc.(a)	305,924
1,632	Schindler Holding A.G.	364,237
7,256	Trimble, Inc.(a)	397,556
		2,963,728
	ENGINEERING & CONSTRUCTION - 0.8%
12,225	Ferrovial S.E.	387,958
1,940	Quanta Services, Inc.	407,148
2,893	WSP Global, Inc.	405,148
		1,200,254
	ENTERTAINMENT CONTENT - 0.2%
61,846	Bollore S.E.	366,701

	FOOD - 2.8%
9,633	Ajinomoto Company, Inc.	408,801
198	Barry Callebaut A.G.	345,634
8,406	Campbell Soup Company	350,530

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	FOOD - 2.8% (Continued)
101,515	China Mengniu Dairy Company Ltd.	$ 341,734
30	Chocoladefabriken Lindt & Spruengli A.G.	358,974
11,325	Conagra Brands, Inc.	338,391
6,063	Darling Ingredients, Inc.(a)	374,451
3,609	DSM-Firmenich A.G.	333,413
72,068	Grupo Bimbo S.A.B. de C.V.	354,564
9,476	Hormel Foods Corporation	365,679
3,330	Lamb Weston Holdings, Inc.	324,375
137,911	Wilmar International Ltd.	385,692
		4,282,238
	FORESTRY, PAPER & WOOD PRODUCTS - 0.8%
33,006	Stora Enso OYJ, R Shares	420,946
41,318	Suzano S.A.	419,781
12,860	UPM-Kymmene OYJ	441,177
		1,281,904
	GAS & WATER UTILITIES - 1.0%
3,273	Atmos Energy Corporation	379,504
442,350	Hong Kong & China Gas Company Ltd.	325,459
12,865	Naturgy Energy Group S.A.	373,234
73,259	Snam SpA	378,655
		1,456,852
	HEALTH CARE FACILITIES & SERVICES - 1.8%
8,804	Catalent, Inc.(a)	439,936
858	Elevance Health, Inc.	379,245
13,823	Fresenius S.E. & Company KGaA	444,069
1,530	ICON PLC(a)	397,708
285,191	IHH Healthcare Bhd	365,827
1,692	IQVIA Holdings, Inc.(a)	376,690
1,262	Molina Healthcare, Inc.(a)	391,371
		2,794,846
	HEALTH CARE REIT - 0.5%
19,000	Healthpeak Properties, Inc.	391,020
8,223	Ventas, Inc.	359,181
		750,201

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	HOME CONSTRUCTION - 1.0%
3,131	DR Horton, Inc.	$ 372,652
731	Geberit A.G.	379,506
3,058	Lennar Corporation, Class A	364,177
62	NVR, Inc.(a)	395,394
		1,511,729
	HOUSEHOLD PRODUCTS - 0.5%
2,892	Beiersdorf A.G.	379,032
1,096	LG Household & Health Care Ltd.	384,371
		763,403
	INDUSTRIAL REIT - 0.5%
28,590	Goodman Group	432,750
3,123	Prologis, Inc.	387,877
		820,627
	INDUSTRIAL SUPPORT SERVICES - 1.3%
5,533	Ashtead Group plc	387,179
6,488	Fastenal Company	373,579
862	United Rentals, Inc.	410,777
247,500	United Tractors Tbk P.T.	422,688
1,010	Watsco, Inc.	368,196
		1,962,419
	INSTITUTIONAL FINANCIAL SERVICES - 1.8%
125,132	B3 S.A. - Brasil Bolsa Balcao	327,306
2,767	Cboe Global Markets, Inc.	414,248
2,074	Deutsche Boerse A.G.	368,694
10,264	Hong Kong Exchanges & Clearing Ltd.	397,873
4,626	Interactive Brokers Group, Inc., Class A	421,336
3,370	Intercontinental Exchange, Inc.	397,626
3,601	London Stock Exchange Group plc	373,050
		2,700,133
	INSURANCE - 3.7%
59,597	BB Seguridade Participacoes S.A.	366,786
5,543	Brown & Brown, Inc.	410,735
3,954	Cincinnati Financial Corporation	418,293
20,139	Dai-ichi Life Holdings, Inc.	375,406

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	INSURANCE - 3.7% (Continued)
499	Fairfax Financial Holdings Ltd.	$ 411,430
2,470	Intact Financial Corporation	348,176
132,523	Legal & General Group plc	367,145
6,476	Loews Corporation	402,095
277	Markel Group, Inc.(a)	409,661
14,204	Power Corp of Canada	387,832
27,174	Prudential PLC	332,597
8,528	Sampo OYJ, A Shares	375,003
654	Swiss Life Holding A.G.	410,606
17,682	Tryg A/S	337,666
6,401	W R Berkley Corporation	395,966
		5,749,397
	INTERNET MEDIA & SERVICES - 1.5%
140	Booking Holdings, Inc.(a)	434,705
52,368,655	GoTo Gojek Tokopedia Tbk P.T.(a)	330,228
2,120	Naspers Ltd., N Shares	361,155
5,226	Prosus N.V.	361,630
4,012	REA Group Ltd.	429,146
32,489	Snap, Inc., Class A(a)	336,261
		2,253,125
	LEISURE FACILITIES & SERVICES - 0.0%(b)
165	Atlanta Braves Holdings, Inc.(a)	6,079
244	Liberty Media Corp-Liberty Live(a)	8,127
		14,206
	MACHINERY - 2.9%
26,573	Atlas Copco A.B.	351,857
1,556	Caterpillar, Inc.	437,438
26,557	CNH Industrial N.V.	368,231
2,439	Disco Corporation	481,978
10,958	FANUC Corporation	312,858
4,437	Graco, Inc.	350,257
1,539	Nordson Corporation	375,731
983	Parker-Hannifin Corporation	409,813
19,645	Sandvik A.B.	372,193

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	MACHINERY - 2.9% (Continued)
694	SMC Corporation	$ 336,835
1,324	Snap-on, Inc.	355,626
48,505	WEG S.A.	350,642
		4,503,459
	MEDICAL EQUIPMENT & DEVICES - 4.4%
1,090	Align Technology, Inc.(a)	403,453
1,009	Bio-Rad Laboratories, Inc., Class A(a)	403,802
4,701	Bio-Techne Corporation	368,558
3,060	Coloplast A/S - Series B	349,589
4,039	Edwards Lifesciences Corporation(a)	308,862
2,032	EssilorLuxottica S.A.	383,384
4,047	Exact Sciences Corporation(a)	338,612
4,719	Hologic, Inc.(a)	352,698
764	IDEXX Laboratories, Inc.(a)	390,717
1,317	Insulet Corporation(a)	252,482
1,116	Intuitive Surgical, Inc.(a)	348,951
297	Mettler-Toledo International, Inc.(a)	360,404
2,653	Repligen Corporation(a)	461,384
1,744	ResMed, Inc.	278,325
1,437	Sonova Holding A.G.	380,174
1,254	Stryker Corporation	355,572
5,626	Sysmex Corporation	299,786
1,443	Waters Corporation(a)	405,194
992	West Pharmaceutical Services, Inc.	403,645
		6,845,592
	METALS & MINING - 3.1%
7,646	Agnico Eagle Mines Ltd.	371,202
8,464	Anglo American Platinum Ltd.(c)	296,304
20,618	Antofagasta plc	378,192
12,754	BHP Group Ltd.	370,645
25,870	Fortescue Metals Group Ltd.	359,226
2,674	Franco-Nevada Corporation	385,163
9,683	Freeport-McMoRan, Inc.	386,449

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	METALS & MINING - 3.1% (Continued)
8,974	Newmont Corporation	$ 353,755
64,352	Norsk Hydro ASA	357,786
5,003	Rio Tinto Ltd.	365,994
152,605	South32 Ltd.	336,200
5,374	Southern Copper Corporation	433,468
8,809	Wheaton Precious Metals Corporation	384,187
		4,778,571
	MULTI ASSET CLASS REIT - 0.5%
42,024	Segro PLC	392,553
5,684	WP Carey, Inc.	369,744
		762,297
	OFFICE REIT - 0.6%
3,393	Alexandria Real Estate Equities, Inc.	394,742
6,699	Boston Properties, Inc.	447,291
		842,033
	OIL & GAS PRODUCERS - 8.2%
16,305	Aker BP ASA	442,681
16,752	Antero Resources Corporation(a)	463,528
11,283	APA Corporation	494,647
6,815	Canadian Natural Resources Ltd.	440,842
22,797	Cenovus Energy, Inc.	454,445
4,661	Chesapeake Energy Corporation	411,147
15,575	Coterra Energy, Inc.	439,059
8,090	Devon Energy Corporation	413,318
2,929	Diamondback Energy, Inc.	444,564
111,532	ENEOS Holdings, Inc.	418,875
26,604	Eni SpA	412,294
3,361	EOG Resources, Inc.	432,292
9,361	EQT Corporation	404,582
13,155	Equinor ASA	406,165
34,506	Inpex Corporation	482,739
22,202	Kinder Morgan, Inc.	382,318
43,789	MOL Hungarian Oil & Gas plc	331,474
6,514	Occidental Petroleum Corporation	409,014

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	OIL & GAS PRODUCERS - 8.2% (Continued)
9,029	OMV A.G.	$ 418,976
6,210	ONEOK, Inc.	404,892
24,226	ORLEN S.A.	370,201
10,204	Ovintiv, Inc.	479,180
89,989	PTT Exploration & Production PCL	407,207
76,302	Santos Ltd.	379,211
5,076	Targa Resources Corporation	437,805
6,673	TotalEnergies S.E.	420,420
8,104	Tourmaline Oil Corporation	415,505
3,245	Valero Energy Corporation	421,526
11,744	Williams Companies, Inc. (The)	405,520
16,661	Woodside Energy Group Ltd.	399,657
		12,644,084
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
11,798	Halliburton Company	455,639
7,779	Schlumberger Ltd	458,650
		914,289
	PUBLISHING & BROADCASTING - 0.2%
5,706	Liberty Media Corp-Liberty Formula One(a)	346,069

	REAL ESTATE OWNERS & DEVELOPERS - 1.7%
69,002	CK Asset Holdings Ltd.	380,982
98,630	Hongkong Land Holdings Ltd.	350,137
310,977	Sino Land Company Ltd.	356,486
641,713	SM Prime Holdings, Inc.	331,060
15,520	Sumitomo Realty & Development Company Ltd.	397,867
155,488	Swire Properties Ltd.	325,158
19,597	Vonovia S.E.	470,098
		2,611,788
	RENEWABLE ENERGY - 0.8%
2,276	Enphase Energy, Inc.(a)	287,982
2,011	First Solar, Inc.(a)	380,320
36,849	Plug Power, Inc.(a),(c)	311,743

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	RENEWABLE ENERGY - 0.8% (Continued)
1,432	SolarEdge Technologies, Inc.(a)	$ 232,800
		1,212,845
	RESIDENTIAL REIT - 1.9%
3,520	Camden Property Trust	378,822
5,737	Equity LifeStyle Properties, Inc.	384,150
5,828	Equity Residential	377,829
1,635	Essex Property Trust, Inc.	389,768
11,123	Invitation Homes, Inc.	379,183
2,526	Mid-America Apartment Communities, Inc.	366,851
2,944	Sun Communities, Inc.	360,404
8,917	UDR, Inc.	355,788
		2,992,795
	RETAIL - CONSUMER STAPLES - 1.4%
18,743	Aeon Company Ltd.(c)	389,005
7,428	Alimentation Couche-Tard, Inc.	388,376
197,037	Cencosud S.A.	421,660
2,241	Dollar General Corporation	310,379
2,653	Dollar Tree, Inc.(a)	324,621
13,894	Jeronimo Martins SGPS S.A.	354,247
		2,188,288
	RETAIL - DISCRETIONARY - 1.7%
153	AutoZone, Inc.(a)	387,293
2,794	Builders FirstSource, Inc.(a)	405,243
2,409	Burlington Stores, Inc.(a)	390,884
2,264	Genuine Parts Company	348,045
5,537	Moncler SpA	376,302
22,826	SM Investments Corporation	335,937
1,728	Tractor Supply Company	377,568
		2,621,272
	RETAIL REIT - 0.5%
19,511	Kimco Realty Corporation	369,538
3,336	Simon Property Group, Inc.	378,603
		748,141

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SELF-STORAGE REIT - 0.5%
2,575	Extra Space Storage, Inc.	$ 331,351
1,312	Public Storage	362,611
		693,962
	SEMICONDUCTORS - 3.4%
529	ASML Holding N.V.	348,898
439	Broadcom, Inc.	405,149
3,485	Entegris, Inc.	352,926
9,281	Infineon Technologies A.G.	332,442
795	KLA Corporation	398,987
4,015	Lattice Semiconductor Corporation(a)	390,499
4,287	Microchip Technology, Inc.	350,848
711	Monolithic Power Systems, Inc.	370,580
1,884	NXP Semiconductors N.V.	387,576
4,079	ON Semiconductor Corporation(a)	401,618
3,488	Skyworks Solutions, Inc.	379,285
7,696	STMicroelectronics N.V.	364,594
3,446	Teradyne, Inc.	371,720
6,797	Wolfspeed, Inc.(a),(c)	325,033
		5,180,155
	SOFTWARE - 4.2%
1,161	ANSYS, Inc.(a)	370,208
1,632	Cadence Design Systems, Inc.(a)	392,398
3,042	Check Point Software Technologies Ltd.(a)	409,423
5,855	Cloudflare, Inc., Class A(a)	380,751
8,632	Dassault Systemes S.E.	342,864
3,910	Datadog, Inc., Class A(a)	377,237
7,489	DocuSign, Inc.(a)	376,697
5,083	Fortinet, Inc.(a)	306,047
1,920	Manhattan Associates, Inc.(a)	389,030
1,871	Nice Ltd.(a)	369,930
5,516	Okta, Inc.(a)	460,642
795	Roper Technologies, Inc.	396,753
684	ServiceNow, Inc.(a)	402,760
6,326	SS&C Technologies Holdings, Inc.	363,239

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	SOFTWARE - 4.2% (Continued)
880	Synopsys, Inc.(a)	$ 403,823
922	Tyler Technologies, Inc.(a)	367,352
1,924	Veeva Systems, Inc., Class A(a)	401,539
		6,510,693
	SPECIALTY FINANCE - 0.0%(b)
1	Isracard Ltd.	4

	STEEL - 0.8%
2,397	Nucor Corporation	412,524
1,423	Reliance Steel & Aluminum Company	405,498
3,588	Steel Dynamics, Inc.	382,445
		1,200,467
	TECHNOLOGY HARDWARE - 1.8%
2,356	Arista Networks, Inc.(a)	459,961
3,683	Garmin Ltd.	390,472
3,553	Jabil, Inc.	406,534
5,050	NetApp, Inc.	387,335
752	Samsung SDI Company Ltd.	348,611
1,547	Super Micro Computer, Inc.(a)	425,549
1,313	Zebra Technologies Corporation, Class A(a)	361,088
		2,779,550
	TECHNOLOGY SERVICES - 4.1%
3,855	Amdocs Ltd.	343,866
5,860	Cognizant Technology Solutions Corporation, Class A	419,635
4,345	CoStar Group, Inc.(a)	356,247
1,701	EPAM Systems, Inc.(a)	440,542
1,623	Equifax, Inc.	335,474
475	Fair Isaac Corporation(a)	429,680
6,952	Fidelity National Information Services, Inc.	388,339
1,533	FleetCor Technologies, Inc.(a)	416,562
1,105	Gartner, Inc.(a)	386,396
3,949	Global Payments, Inc.	500,298
2,270	Jack Henry & Associates, Inc.	355,891
819	MSCI, Inc.	445,224

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	TECHNOLOGY SERVICES - 4.1% (Continued)
3,434	Paychex, Inc.	$ 419,738
1,695	Verisk Analytics, Inc.	410,563
5,188	WNS Holdings Ltd. - ADR(a)	339,036
3,015	Wolters Kluwer N.V.	363,750
		6,351,241
	TELECOMMUNICATIONS - 1.2%
107,277	Koninklijke KPN N.V.	375,591
52,154	MTN Group Ltd.	332,303
206,779	Singapore Telecommunications Ltd.	364,109
174,606	Telia Company A.B.	352,659
133,441	Telstra Group Ltd.	346,724
		1,771,386
	TIMBER REIT - 0.2%
11,361	Weyerhaeuser Company	372,073

	TRANSPORTATION & LOGISTICS - 2.9%
2,370	Aena SME S.A.	372,844
3,137	Canadian National Railway Company	353,293
11,193	CSX Corporation	338,029
1,822	DSV A/S	346,614
6,904	East Japan Railway Company	390,715
3,143	Expeditors International of Washington, Inc.	366,820
2,146	JB Hunt Transport Services, Inc.	403,190
1,293	Kuehne + Nagel International A.G.	389,210
1,042	Old Dominion Freight Line, Inc.	445,319
35,366	Poste Italiane SpA	393,488
3,455	Ryanair Holdings plc - ADR(a)	342,909
40,266	Transurban Group	345,965
		4,488,396
	TRANSPORTATION EQUIPMENT - 0.5%
4,591	PACCAR, Inc.	377,794
17,985	Volvo A.B.	368,672
		746,466

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.2% (Continued)
	WHOLESALE - CONSUMER STAPLES - 0.5%
4,077	Bunge Ltd.	$ 466,083
9,696	ITOCHU Corporation	364,747
		830,830
	WHOLESALE - DISCRETIONARY - 0.7%
8,366	Copart, Inc.(a)	375,048
6,562	LKQ Corporation	344,702
1,031	Pool Corporation	376,933
		1,096,683

	TOTAL COMMON STOCKS (Cost $140,919,468)	152,662,374

	PREFERRED STOCK — 0.2%
	CHEMICALS — 0.2%
5,309	Sociedad Quimica y Minera de Chile S.A., Class B (Cost $320,915)	328,700

INSPIRE GLOBAL HOPE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES — 0.0%(b)
1,226	ABIOMED, Inc. - CVR(a)(f) (Cost $0)	12/31/2029	$35	$ -

	COLLATERAL FOR SECURITIES LOANED — 0.7%
	MONEY MARKET FUND - 0.7%
1,108,048	Fidelity Government Portfolio - Institutional Class, 5.25% (Cost $1,108,048)(d)(e)			1,108,048

	TOTAL INVESTMENTS - 100.1% (Cost $142,348,431)			$ 154,099,122
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%			(213,302)
	NET ASSETS - 100.0%			$ 153,885,820

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
A/S	- Anonim Sirketi
ASA	- Allmennaksjeselskap
CVR	- Contingent Value Right
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PCL	- Public Company Limited
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S.A.	- Société Anonyme
S.A.B. de C.V.	- Sociedad Anonima Bursátil de Capital Variable
S.E.	- Societas Europaea
SpA	- Società per azioni
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	All or a portion of the security is on loan. The total fair value of the securities on loan as of August 31, 2023 was $1,068,121.
(d)	Security was purchased with cash received as collateral for securities on loan at August 31, 2023. Total collateral had a value of $1,108,048 at August 31, 2023.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2023.
(f)	Illiquid security. The total fair value of these securities as of August 31, 2023 was $0, representing 0.0% of net assets.